Interim Condensed Unaudited Consolidated Statements of Financial Position - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 176,371,603	$ 221,928,008
Receivables	202,082	372,021
Prepaid expenses	18,317,249	14,428,117
Inventory	8,504,349	3,580,450
Total Current assets	203,395,283	240,308,596
Non-current assets
Restricted cash	520,550	291,676
Long-term deposit	3,521,790	1,161,000
Plant and equipment	15,787,974	8,386,478
Right-of-use assets	9,319,631	1,737,409
Goodwill and other intangible assets	963,575	965,539
TOTAL ASSETS	233,508,803	252,850,698
Current liabilities
Trade payables and accrued liabilities	6,976,974	6,810,781
Customer deposits	461,536	489,040
Construction contract liability	59,510	161,879
Current portion of lease liabilities	757,924	392,279
Total Current Liabilities	8,255,944	7,853,979
Non-current liabilities
Derivative liabilities	156,576	244,565
Lease liabilities	16,980,076	1,494,992
Deferred revenue	119,253	119,253
TOTAL LIABILITIES	25,511,849	9,712,789
EQUITY
Share capital	372,912,137	372,278,512
Deficit	(189,782,277)	(151,653,994)
Reserves	24,867,094	22,513,391
TOTAL EQUITY	207,996,954	243,137,909
TOTAL LIABILITIES AND EQUITY	$ 233,508,803	$ 252,850,698